Description of Business - Additional Information (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 08, 2015	Nov. 18, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Description Of Business [Line Items]
State of incorporation			Delaware		Delaware
Date of incorporation			Aug. 25, 1999		Aug. 25, 1999
Deferred revenue recognized					$ 0
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses					$ 10,727,475
Business acquisition upfront cash payment			$ 1,000,000	$ 0
NeoForce, Inc [Member] | NeoForce Group, Inc. [Member]
Description Of Business [Line Items]
Business acquisition upfront cash payment	$ 1,000,000
Series B Warrants to Purchase Shares of Common Stock [Member]
Description Of Business [Line Items]
Number of common stock purchased upon issuance of warrants			2,449,605
IPO [Member]
Description Of Business [Line Items]
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses		$ 8,000,000
IPO [Member] | Series A Warrants to Purchase Shares of Common Stock [Member]
Description Of Business [Line Items]
Number of warrants		2,449,605
Number of common stock purchased upon issuance of warrants		2,449,605
IPO [Member] | Series B Warrants to Purchase Shares of Common Stock [Member]
Description Of Business [Line Items]
Number of warrants		2,449,605
IPO [Member] | Warrants to Purchase Stock [Member]
Description Of Business [Line Items]
Debt conversion, warrants issued		523,867
Units [Member] | IPO [Member]
Description Of Business [Line Items]
Description of units issued			1,650,000 units, each of which consisted of one share of Common Stock, one Series A Warrant and one Series B Warrant.		1,650,000 units (each unit consisting of one share of common stock, one Series A warrant and one Series B warrant)
Number of shares issued		1,650,000			1,650,000
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses		$ 8,000,000			$ 10,708,500
GlaxoSmithKline [Member]
Description Of Business [Line Items]
Deferred revenue recognized						$ 3,000,000